Manager
Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTNYB

1-31616

NYSE

03000622

March 19, 2003

PROCESSED
MAR 21 2003
THOMSON
FINANCIAL

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, INTERNATIONAL LEASE FINANCE CORPORATION, 6.375% Notes due March 15, 2009 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 19, 2003. Tentative listing date – March 21, 2003.

Sincerely,

Parod Madho